Investments (Gross Unrealized Losses and Fair Value of Available-for-Sale and Held-to-Maturity Securities Aggregated by Length of Time that Individual Securities have been in Continuous Unrealized Loss Position (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2017	Mar. 31, 2016
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities		¥ 7,895,322	¥ 2,753,127
Less than 12 months Gross unrealized losses, available-for-sale securities		28,561	7,090
12 months or more Fair value, available-for-sale securities		433,597	237,627
12 months or more Gross unrealized losses, available-for-sale securities		4,697	3,225
Total Fair value, available-for-sale securities		8,328,919	2,990,754
Total Gross unrealized losses, available-for-sale securities		33,258	10,315
Less than 12 months, Fair value, held-to-maturity securities		460,882	394,673
Less than 12 months Gross unrealized losses, held-to-maturity securities		3,518	5,384
12 months or more Fair value, held-to-maturity securities		259,466	101,892
12 months or more Gross unrealized losses, held-to-maturity securities		4,413	882
Total Fair value, held-to-maturity securities		720,348	496,565
Total Gross unrealized losses, held-to-maturity securities		7,931	6,266
Debt securities | Agency mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities	[1]	195,887	15,965
Less than 12 months Gross unrealized losses, available-for-sale securities	[1]	3,705	86
12 months or more Fair value, available-for-sale securities	[1]	42,501	58,147
12 months or more Gross unrealized losses, available-for-sale securities	[1]	1,736	1,207
Total Fair value, available-for-sale securities	[1]	238,388	74,112
Total Gross unrealized losses, available-for-sale securities	[1],[2]	5,441	1,293
Less than 12 months, Fair value, held-to-maturity securities	[3]	460,882	394,673
Less than 12 months Gross unrealized losses, held-to-maturity securities	[3]	3,518	5,384
12 months or more Fair value, held-to-maturity securities	[3]	259,466	101,892
12 months or more Gross unrealized losses, held-to-maturity securities	[3]	4,413	882
Total Fair value, held-to-maturity securities	[3]	720,348	496,565
Total Gross unrealized losses, held-to-maturity securities	[3]	7,931	6,266
Debt securities | Japanese government bonds
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities		5,574,649	1,531,400
Less than 12 months Gross unrealized losses, available-for-sale securities		15,796	692
12 months or more Fair value, available-for-sale securities		95,612	74,427
12 months or more Gross unrealized losses, available-for-sale securities		612	323
Total Fair value, available-for-sale securities		5,670,261	1,605,827
Total Gross unrealized losses, available-for-sale securities		16,408	1,015
Debt securities | Japanese local government bonds
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities		58,700	3,434
Less than 12 months Gross unrealized losses, available-for-sale securities		233	3
Total Fair value, available-for-sale securities		58,700	3,434
Total Gross unrealized losses, available-for-sale securities		233	3
Debt securities | U.S. Treasury bonds and federal agency securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities		1,013,962	315,425
Less than 12 months Gross unrealized losses, available-for-sale securities		4,578	32
Total Fair value, available-for-sale securities		1,013,962	315,425
Total Gross unrealized losses, available-for-sale securities		4,578	32
Debt securities | Other foreign government bonds
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities		334,300	225,493
Less than 12 months Gross unrealized losses, available-for-sale securities		230	139
12 months or more Fair value, available-for-sale securities		8,327	225
12 months or more Gross unrealized losses, available-for-sale securities		6	14
Total Fair value, available-for-sale securities		342,627	225,718
Total Gross unrealized losses, available-for-sale securities		236	153
Debt securities | Residential mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities		5,873	2,417
Less than 12 months Gross unrealized losses, available-for-sale securities		3	3
12 months or more Fair value, available-for-sale securities		28,994	39,984
12 months or more Gross unrealized losses, available-for-sale securities		555	875
Total Fair value, available-for-sale securities		34,867	42,401
Total Gross unrealized losses, available-for-sale securities		558	878
Debt securities | Commercial mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities		8,314	40,471
Less than 12 months Gross unrealized losses, available-for-sale securities		218	300
12 months or more Fair value, available-for-sale securities		17,634	22,465
12 months or more Gross unrealized losses, available-for-sale securities		64	223
Total Fair value, available-for-sale securities		25,948	62,936
Total Gross unrealized losses, available-for-sale securities		282	523
Debt securities | Japanese corporate bonds and other debt securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities		470,602	360,782
Less than 12 months Gross unrealized losses, available-for-sale securities		2,062	348
12 months or more Fair value, available-for-sale securities		158,713	20,109
12 months or more Gross unrealized losses, available-for-sale securities		224	72
Total Fair value, available-for-sale securities		629,315	380,891
Total Gross unrealized losses, available-for-sale securities	[4]	2,286	420
Debt securities | Foreign corporate bonds and other debt securities
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities		202,347	186,478
Less than 12 months Gross unrealized losses, available-for-sale securities		1,353	972
12 months or more Fair value, available-for-sale securities		77,699	22,090
12 months or more Gross unrealized losses, available-for-sale securities		290	449
Total Fair value, available-for-sale securities		280,046	208,568
Total Gross unrealized losses, available-for-sale securities	[5]	1,643	1,421
Equity securities (marketable)
Gain (Loss) on Investments [Line Items]
Less than 12 months, Fair value, available-for-sale securities		30,688	71,262
Less than 12 months Gross unrealized losses, available-for-sale securities		383	4,515
12 months or more Fair value, available-for-sale securities		4,117	180
12 months or more Gross unrealized losses, available-for-sale securities		1,210	62
Total Fair value, available-for-sale securities		34,805	71,442
Total Gross unrealized losses, available-for-sale securities		¥ 1,593	¥ 4,577

[1]	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥69,805 million and ¥4,307 million, respectively, at March 31, 2016, and ¥134,118 million and ¥104,270 million, respectively, at March 31, 2017. U.S. agency securities primarily consist of Ginnie Mae securities, which are guaranteed by the United States government. All Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.
[2]	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥168,604 million and ¥780,282 million, respectively, at March 31, 2016, and ¥134,240 million and ¥708,557 million, respectively, at March 31, 2017. U.S. agency securities primarily consist of Government National Mortgage Association ("Ginnie Mae") securities, which are guaranteed by the United States government. All Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.
[3]	All Agency mortgage-backed securities presented in the above table are Ginnie Mae securities.
[4]	Other debt securities presented in the above table primarily consist of certificates of deposit ("CDs") and asset-backed securities ("ABS"), of which the total fair values were ¥158,446 million at March 31, 2016, and ¥155,138 million at March 31, 2017.
[5]	Other debt securities presented in the above table primarily consist of CDs, ABS, and collateralized loan obligations ("CLO"), of which the total fair values were ¥201,952 million at March 31, 2016, and ¥258,059 million at March 31, 2017.